Investment Strategy	Oct. 31, 2025
Strive 500 ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg 500 Index (the “Index”), which measures the performance of the large-capitalization sector in the U.S. equity market as determined by Bloomberg (the “Index Provider” or “Bloomberg”).
The Index is a free float-adjusted capitalization-weighted index comprised primarily of U.S. equity securities. The Index consists of the 500 most highly capitalized companies.
To be eligible for inclusion in the Index, a security must first meet the following criteria: (i) it is primarily listed in the United States, (ii) it is listed on a U.S. exchange, and (iii) the security’s free float must be a minimum of 10% of the security’s total shares outstanding. The Index includes common stock and real estate investment trusts. To determine Index components, all equity securities that meet these criteria are sorted according to total market capitalization in descending order and ranked. The largest 500 securities are then selected for inclusion in the Index.
The Index is expected to have significant exposure to the Information Technology sector. The components of the Index are subject to change over time.
The Index is calculated as a total return index in U.S. dollars. The Index is normally rebalanced on a semi-annual basis in January and July and such changes take effect in March and September. The Index constituents’ weights are normally updated in June and December.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.
Strive Emerging Markets Ex-China ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg Emerging Markets ex China Large & Mid Cap Index (the “Index”), which tracks large and mid-capitalization equity securities across 24 emerging market economies, excluding China. Components of the Index (each an “Index Component” and collectively the “Index Components”) are selected and weighted according to free-float market capitalization. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging market securities, which may include depositary receipts (including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”)). Depositary receipts represent shares in a foreign company that are traded on a local stock exchange.
The Index will generally consist of over 500 securities. The Index consists of issuers in the following emerging market countries: Brazil, Chile, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates (each an “Emerging Market” and collectively, the “Emerging Markets”). The Index is expected to have significant exposure to India, Taiwan, and South Korea. The Index is expected to have significant exposure to the Information Technology and Financials sectors. The components of the Index and the Emerging Markets themselves will change over time.
Securities are first screened for inclusion in the “Index Universe.” The Index Universe is exclusively comprised of equity securities, which includes common stock and real estate investment trusts (REITs) from issuers in Emerging Markets.
To determine the Index Components, all equity securities in the Index Universe are sorted by Emerging Market country. Thereafter, Index Components are individually selected for inclusion based on such factors as free float market capitalization, trading volume thresholds, and market price cap levels. Equity securities passing these thresholds are included as Index Components within each Emerging Market.
Thereafter, the Index Components are aggregated together and ranked by total market capitalization. Each Index Component is subsequently assigned a weight based on its free float market capitalization. The weight represents the percentage amount of the Index Component as a percentage of the total Index. Starting with the largest free float market capitalization, the Index is fully comprised once approximately 85% of the accumulated free float market-capitalization of the Index Universe is selected.
The Fund’s exposure to any asset class, country or geographic region will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each country or geographic region at all times. Bloomberg Index Services Limited (the “Index Provider”) will generally deem an issuer to be located in an emerging market country based on several factors related to economic development, market size and liquidity, and capital market structure. The Index is calculated as a net total return index in U.S. dollars.
The Index is normally reconstituted on a semi-annual basis in March and September and rebalanced on a quarterly basis. New securities from initial public offerings generally must have traded for at least three months before the semi-annual reconstitution date to be considered for inclusion in the Index. Securities subject to United States, United Nations, United Kingdom or European Union sanctions may not be eligible for inclusion in the Index. Index Components impacted by such sanctions will be dropped from the Index as soon as practically possible.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index. For example, the Fund may utilize a representative sampling strategy when the Sub-Adviser believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in the Index is impracticable or inefficient, when there are practical difficulties or additional costs involved in replicating the Index, or if one or more securities in the Index is illiquid, unavailable or less liquid. In addition, the Fund may use a representative sampling as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not to the Index. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging market securities, which may include depositary receipts (including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”)).
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.
Strive U.S. Energy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US Energy Select Index (the “Index”), which measures the performance of U.S. oil and gas producers. The Index is designed by Bloomberg Index Services Limited (the “Index Provider”) and consists of U.S. equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. energy companies. The Fund defines U.S. energy companies as those listed on U.S. exchanges that are in the energy industry or sector.
To be eligible for inclusion in the Index, a security must (i) be a member of the Bloomberg US 1500 Index (a free-float market-capitalization-weighted index of the 1500 most highly capitalized U.S. companies); and (ii) belong to the integrated oils, exploration & production, or refining & marketing sub-industries according to the Bloomberg Industry Classification System.
The Index is a free float-adjusted capitalization-weighted (i.e., market capitalization based on the number of shares available to the public) index. Constituents’ weights are capped such that no constituent’s weight exceeds 22.5% and the cumulative weight of all constituents with weight greater than 4.5% does not exceed 45%. Any excess weight from capping is distributed proportionally to all the remaining uncapped constituents until the weighting conditions are satisfied. The weight of one or more securities in the Index may exceed these limits due to fluctuations in market value, corporate actions, or other events that change the Index composition between rebalance and reconstitution dates. The Index includes large- and mid-capitalization companies.
The Index was established in 2024 and is owned and maintained by the Index Provider.
Substantially all of the Index is expected to be represented by securities of companies in the energy industry or sector. Such companies generally include companies engaged in the exploration, production, refinement, and marketing of oil and gas, including integrated oil companies which engage in a combination of these activities across the value chain. The components of the Index are likely to change over time. The Index is calculated as a total return index in U.S. dollars. The Index is normally reconstituted semi-annually in March and September and rebalanced quarterly in March, June, September, and December.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the energy industry to approximately the same extent that the Index is so concentrated.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. energy companies.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the energy industry to approximately the same extent that the Index is so concentrated.
Strive U.S. Semiconductor ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US Listed Semiconductors Select Index (the “Index”), which measures the performance of the top 30 U.S.-listed semiconductor companies. The Index is designed by Bloomberg Index Services Limited (the “Index Provider”) to consist of U.S.-listed equity securities of companies that have been classified by the Index Provider as providing exposure to the semiconductor sector. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. semiconductor companies.
Index Eligibility Process
Semiconductor Universe Creation
The Index Provider determines eligible semiconductor companies based on a multistep process which is constructed to utilize both analyst expertise and data analytics. The process begins with the generation of a preliminary list of companies by Bloomberg Intelligence (an affiliate of the Index Provider) (“BI”) analysts and a list of key terms associated with semiconductor companies. Next, using search tools that employ Natural Language Processing capabilities, publicly available company documents are scraped for occurrences associated with the key terms related to semiconductor companies. This process also utilizes methods for synonym-matching to reduce variability in frequency counts due to corporate communication styles. Documents scraped include, but are not limited to, company filings, investor presentations, quarterly earnings reports, earnings call transcripts, press releases, news articles or media coverage. Companies identified using this process constitute the Index universe of semiconductor companies.
Relevancy Assessment
In addition, BI analysts reviews the identified universe of semiconductor companies to inform a BI view on each company’s current, and potential near-term, relevancy to the semiconductor theme across two categories — revenue exposure (“Revenue Score”) and theme exposure (“Theme Score”). All semiconductor companies are assigned a Revenue Score and a Theme Score ranging from 1 (most exposed) to 3 (least exposed) (each as further described below).
The Revenue Score reflects BI’s view of near-term (3 to 5 year) revenue exposure of each semiconductor company to the semiconductor theme as a percent of the company’s total revenue. BI analysts leverage publicly available company data such as financial disclosures, and where necessary other available research, to assess a semiconductor company’s Revenue Score. An Revenue Score of 1 reflects BI’s assessment of a company being more than 50% of revenue tied to the theme, 2 means 20-50%, and 3 means less than 20%.
The Theme Score aims to capture a view on a semiconductor company’s positioning and ability to execute within the competitive landscape of the semiconductor theme. BI analysts consider a series of data points to inform a perspective on relevant issues such as a company’s ability to ramp production, relevant capital allocation trends, and access to capital. Quantitative operational data is used, but BI’s assessment of other publicly availability data and industry knowledge is also used. Companies are assessed on a scale of 1 (high theme relevancy) to 3 (lower theme relevancy).
To be eligible for inclusion in the Index, a semiconductor company must i) have either a Revenue Score of 1 or a Theme Score of 1; and ii) have a combined Revenue Score and Theme Score that ranges from 2 to 4.
Further, for inclusion in the Index, companies that are identified as part of the universe described above must be listed on a U.S. exchange, and a security’s country of risk (i.e., an assessment of based on the location from which the majority of its revenue comes and its reporting currency) and country of domicile (i.e., where a company’s senior management is located) must not be classified as China, Taiwan, or Hong Kong.
Index Selection Process
All securities that satisfy the Index Eligibility Process described above are eligible for inclusion in the Index. Each eligible security’s free float market capitalization (i.e., market capitalization based on the number of shares available to the public) is adjusted by its Revenue Score to determine the security’s modified market capitalization (“Modified Market Cap”). The top 30 securities by Modified Market Cap are selected for inclusion in the Index.
Index Weighting
Index constituents are weighted using each constituent’s Modified Market Cap (i.e., constituents with a Revenue Score of 1 are included in the Index at its full free float adjusted market capitalization weight; constituents with a Revenue Score of 2 are included at half of its free float adjusted market capitalization weight; and constituents with a Revenue Score of 3 are included at one-third of its free float adjusted market capitalization weight). Constituents’ weights are then capped such that no constituent’s weight exceeds 22.5% and the cumulative weight of all constituents with weight greater than 4.5% does not exceed 45%. Any excess weight from capping is distributed proportionally to all the remaining uncapped constituents until the weighting conditions are satisfied. The weight of one or more securities in the Index may exceed these limits due to fluctuations in market value, corporate actions, or other events that change the Index composition between quarterly rebalance dates.
The Index was established in 2024 and is owned and maintained by the Index Provider.
The Index includes large- and mid-capitalization companies, and it is anticipated that the Fund’s holdings will be comprised primarily of large-capitalization companies.
Substantially all of the Index is expected to be represented by securities of companies in the semiconductor sector. Such companies generally include semiconductor manufacturers and suppliers of materials that are used by semiconductor companies. The components of the Index are likely to change over time. The Index is calculated as a total return index in U.S. dollars. The Index is normally reconstituted on a quarterly basis in March, June, September, and December.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the semiconductor sector to approximately the same extent that the Index is concentrated.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. semiconductor companies.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the semiconductor sector to approximately the same extent that the Index is concentrated.
Strive Natural Resources and Security ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg Natural Resources & Security Index (the “Index”), which measures the performance of companies that are engaged in national security and natural resource security as defined by Bloomberg (the “Index Provider” or “Bloomberg”). The Index includes large- and mid-capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies in the Natural Resources and Security Sectors. The Fund defines “Natural Resources and Security Sectors” as companies that focus their primary business activities in the “Fuel”, “Aerospace and Defense”, “Agriculture”, “Nuclear”, or “Gold and Other Base and Precious Metals” (“Gold”) sectors (collectively, the “Natural Resources and Security Sectors”).
To be eligible for inclusion in the Index, a security must be a member of the Bloomberg Developed Markets North America Large, Mid & Small Index, which is a free float, market-cap weighted equity index. The Bloomberg North America Large, Mid & Small Index includes the largest companies that comprise 99% of total market capitalization in North America. Thereafter, only U.S. and Canadian listed securities are included.
Each company that is included in the Index must focus its primary business activities in the Natural Resources and Security Sectors. Companies within the Natural Resources and Security Sectors must be classified as: (i) Fuel, which includes issuers in the oil and gas sector, (ii) Aerospace, which includes companies in the aerospace and defense sector, (iii) Agriculture, which includes companies in the agriculture chemicals, agriculture producers, agricultural machinery sector, (iv) Nuclear, which includes issuers in the nuclear energy sector, and (v) Gold, which includes companies involved in mining of base and precious metals. The Index utilizes Bloomberg Industry Classification codes to determine sector classifications for the Fuel, Aerospace and Defense, Agriculture, and Gold categories, and the Nuclear BI Theme Basket for the Nuclear category.
Bloomberg identifies companies that are within each Natural Resources and Security Sector and those companies are ranked based on issuer free float market capitalization. Each of the five Natural Resources and Security Sectors are equal-weighted (20% each) at the time of rebalance. Within each Natural Resources and Security Sector, the top 10 issuers based on free float market capitalization are selected for inclusion in the Index. Thereafter, each security’s weight is determined by dividing its free float market capitalization by the sum of the free float market capitalizations of all securities in the Index. The Index has approximately 50 constituents. The components of the Index are likely to change over time.
The Index is calculated as a total return index in U.S. dollars. The Index is normally rebalanced on a quarterly basis in March, June, September, and December. The Fund is also rebalanced in March, June, September, and December.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies in the Natural Resources and Security Sectors.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.
Strive 1000 Growth ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US 1000 Growth Index (the “Index”), which measures the performance of large- and mid-capitalization growth companies in the U.S. equity market as determined by Bloomberg (the “Index Provider” or “Bloomberg”). The Index includes large- and mid-capitalization companies and is a subset of the Bloomberg US 1000 Index (the “Growth Index Universe”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of growth companies. The Fund defines growth companies as companies with higher forecasted growth, higher valuations, lower earnings yield and lower dividend yield relative to all issuers included in the Growth Index Universe.
The Index will generally consist of over 500 constituents. The Index is expected to have significant exposure to the Information Technology sector. The components of the Index will change over time.
The Index is a free float-adjusted capitalization-weighted index comprised primarily of U.S. equity securities issued by the largest growth-oriented U.S. companies. The Index measures the performance of U.S. equity securities of issuers with higher forecasted growth, higher valuations, lower earnings yield and lower dividend yield relative to all issuers included in the Growth Index Universe. The Index Provider ranks the securities in the Growth Index Universe according to a value formula that takes into consideration the following criteria: earnings yield, valuation, dividend yield and growth, each of which are equal weighted. Within each equal weighted criteria, underlying accounting screens are assessed. Using current market prices, these accounting screens are captured at the month end prior to Index rebalancing. Virtually all accounting screens are based on trailing twelve month data, except for Earnings to Price ratios, which use forward-looking twelve-month forecasts.
Using the screens above, the Index selects the highest scoring growth stocks for inclusion. Specifically, companies that rank highly in terms of growth metrics (e.g., sales growth) and/or possess high market prices relative to peers across valuation (e.g., Sales to Price), dividend yield (Dividend to Price), and earnings metrics (e.g. Earnings to Price) are deemed to be growth stocks.
Based on this ranking, the securities that score within the highest 30% of the Growth Index Universe are included in the Index and market cap weighted. The following 40% of securities are included at a decreasing linear scale with the full 100% weight given at the 30th percentile and a 0% weight given at the 30th percentile. The bottom scoring 30% of stocks are excluded from the Index.
To be eligible for inclusion in the Index, a security must first meet the following criteria: (i) it is primarily listed in the United States, (ii) it is listed on a U.S. exchange, and (iii) the security’s free float must be a minimum of 10% of the security’s total shares outstanding. The Index includes common stock and real estate investment trusts.
The Index is calculated as a total return index in U.S. dollars. The Index is normally rebalanced on a semi-annual basis in January and July and such changes take effect in March and September.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.
The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index. The Fund discloses its portfolio holdings and weightings at www.strivefunds.com/stxg.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of growth companies.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.
Strive 1000 Value ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US 1000 Value Index (the “Index”), which measures the performance of the large- and mid-capitalization value sector of the U.S. equity market as determined by Bloomberg (the “Index Provider” or “Bloomberg”). The Index includes large- and mid-capitalization companies and is a subset of the Bloomberg US 1000 Index (the “Value Index Universe”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of value companies. The Fund defines value companies as companies with higher earnings yield, higher dividend yield and lower forecasted growth and lower valuations relative to all securities included in the Value Index Universe.
The Index will generally consist of over 500 constituents. The Index is expected to have significant exposure to the Financials sector. The components of the Index will change over time.
The Index is a free float-adjusted capitalization-weighted index comprised primarily of U.S. equity securities issued by the largest value-oriented U.S. companies. The Index measures the performance of U.S. equity securities of issuers with higher earnings yield, higher dividend yield and lower forecasted growth and lower valuations relative to all securities included in the Value Index Universe. The Index Provider ranks the securities in the Value Index Universe according to a value formula that takes into consideration the following criteria: earnings yield, valuation, dividend yield and growth, each of which are equal weighted. Within each equal weighted criteria, underlying accounting screens are assessed. Using current market prices, these accounting screens are captured at the month end prior to Index rebalancing. Virtually all accounting screens are based on trailing twelve month data, except for Earnings to Price ratios, which use forward-looking twelve-month forecasts.
Using the screens above, the Index selects the highest scoring value stocks for inclusion. Specifically, companies that rank highly in terms of value metrics (e.g., stable or mature sales growth) and/or possess low market prices relative to peers across valuation (e.g., Sales to Price), dividend yield (Dividend to Price), and earnings metrics (e.g. Earnings to Price) are deemed to be value stocks.
Based on this ranking, the securities that score within the highest 30% of the Value Index Universe are included in the Index and are market cap weighted. The following 40% of securities are included at an increasing linear scale with the full 100% weight given at the 30th percentile and a 0% weight given at the 70th percentile. The bottom scoring 30% of stocks are excluded from the Index.
To be eligible for inclusion in the Index, a security must meet the following criteria: (i) it is primarily listed in the United States, (ii) it is listed on a U.S. exchange, and (iii) the security’s free float must be a minimum of 10% of the security’s total shares outstanding. The Index includes common stock and real estate investment trusts.
The Index is calculated as a total return index in U.S. dollars. The Index is normally reconstituted on a semi-annual basis in January and July and such changes take effect in March and September. The Index constituents’ weights are normally updated in June and December.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of value companies.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.
Strive Small-Cap ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US 600 Index (the “Index”), which measures the performance of the small-capitalization sector in the U.S. equity market as determined by Bloomberg (the “Index Provider” or “Bloomberg”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. small cap equity securities. The Fund defines U.S. small cap equity securities as companies listed on U.S. exchanges and are the lowest 600 by market capitalization of the Bloomberg US 1500, as described below.
The Index is a free float-adjusted capitalization-weighted index comprised primarily of U.S. equity securities. The Index is a subset of the Bloomberg US 3000 Index, which measures the performance of the broad U.S. equity market, and the Bloomberg US 1500 Index, which consists of the securities ranked 1 to 1500 by market capitalization in the Bloomberg US 3000 Index. The Index consists of the lowest 600 in capitalization of the Bloomberg US 1500 Index (i.e., 901 to 1500). The Index primarily measures the performance of the small-capitalization sector of the U.S. equity market.
To be eligible for inclusion in the Index, a security must first meet the following criteria: (i) it is primarily listed in the United States, (ii) it is listed on a U.S. exchange, and (iii) the security’s free float must be a minimum of 10% of the security’s total shares outstanding. The Index includes common stock and real estate investment trusts (“REITs”).
The Index is calculated as a total return index in U.S. dollars. The Index is normally rebalanced on a semi-annual basis in January and July and such changes take effect in March and September. The Index constituents’ weights are normally updated in June and December.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. small cap equity securities.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.
Strive 1000 Dividend Growth ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US 1000 Dividend Growth Index (the “Index”). The Index is a subset of the Bloomberg US 1000 Growth Index, which measures the performance of large- and mid-capitalization growth companies in the U.S. equity market as determined by Bloomberg. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend paying equity securities. The Fund defines dividend paying equity securities as companies that have i) demonstrated five consecutive years of positive growth and ii) exhibits a five year-dividend growth ratio that is greater than the overall Bloomberg US 1000 Growth Index (“Dividend Paying Companies”).
The Index will generally consist of approximately 200 constituents. The Index is expected to have significant exposure to the Information Technology and Financials sectors. The components of the Index will change over time.
A security is eligible for inclusion in the Index if such security i) is a Dividend Paying Company and ii) has a minimum average daily value traded that is greater than or equal to $5 million. Each security in the Index is free float market capitalization weighted.
An Index position is capped at (i) 5% maximum at the issuer level (only the top eight securities are eligible to be weighted at 5%) and (ii) securities that are not part of the top eight securities in the Index are capped at a 2.5% maximum weight. Any excess weight from capping is redistributed proportionally to the remaining uncapped securities until there are no issuers with a weight greater than either 5% (for the top eight securities) or 2.5% (for the remaining securities).
If there are less than 20 issuers included in the Index, then all the issuers are equally weighted. For issuers with multiple securities, the issuer weight is redistributed proportionally based on the free float market capitalization of each security for a given issuer.
The Index is calculated as a total return index in U.S. dollars. The Index is normally reconstituted on an annual basis in April. The Index constituents’ weights are normally rebalanced quarterly in January, April, July and October.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend paying equity securities.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.
Strive Mid-Cap ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US 400 Index (the “Index”), which measures the performance of the mid-capitalization sector in the U.S. equity market as determined by Bloomberg (the “Index Provider” or “Bloomberg”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) will be invested in mid-capitalization companies, as defined below. The Index is a free float-adjusted capitalization-weighted (i.e., market capitalization based on the number of shares available to the public) index comprised primarily of U.S. equity securities. The constituents of the Index are determined using the following steps:
Step 1. To be eligible for inclusion in the Index, a security must meet the following criteria: (i) it is primarily listed in the United States, (ii) it is listed on a U.S. exchange, and (iii) the security’s free float (i.e., the proportion of shares that are publicly available) must be a minimum of 10% of the security’s total shares outstanding. The Index includes common stock and real estate investment trusts (“REITs”).
Step 2. Eligible securities are sorted in descending order of total market capitalization and the cumulative free-float market capitalization is determined for each company to create the Bloomberg US 3000 Index (which measures the performance of the broad U.S. equity market).
Step 3. After completing the reconstitution of the Bloomberg US 3000 Index, the securities ranked 1 to 1500 within the Bloomberg US 3000 Index by market capitalization constitute the Bloomberg US 1500.
Step 4. After completing the reconstitution of the Bloomberg US 1500, the securities ranked 501 to 900 (i.e., the middle 400 companies by capitalization) (“Mid-Capitalization Companies”) constitute the Index.
The Index is expected to have significant exposure to the Industrials and Financials sector. The Industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. The components of the Index are likely to change over time.
The Index is calculated as a total return index in U.S. dollars. The Index is normally rebalanced on a semi-annual basis in January and July and such changes take effect in March and September. The Index constituents’ weights are normally updated in June and December.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. For example, the Fund may utilize a representative sampling strategy when the Sub-Adviser believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in the Index is impracticable or inefficient, when there are practical difficulties or additional costs involved in replicating the Index, or if one or more securities in the Index is illiquid, unavailable or less liquid. In addition, the Fund may use a representative sampling as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not to the Index. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) will be invested in mid-capitalization companies, as defined below.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.
Strive International Developed Markets ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index (the “Index”), which tracks mid- and large- cap companies of developed market countries, not including the U.S. (each an “Index Component” and collectively the “Index Components”), which are selected and weighted according to free-float market capitalization. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in developed markets securities.
The Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index is a free float market-cap-weighted equity benchmark that covers 85% market cap of the measured market. To qualify as a developed market country security, securities must have a country classification corresponding to the developed markets within the Index and a free float adjusted market capitalization of at least $100 million. The Index may include depositary receipts (including American Depositary Receipts and Global Depositary Receipts.
The Index consists of issuers in the following developed market countries: Australia, Austria, Belgium, Canada, Chile, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Macau, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and United Kingdom (each a “Developed Market” and collectively, the “Developed Markets”). The Index will generally have significant exposure to companies in Japan, United Kingdom, Canada, and France.
The Index will generally consist of over 500 securities. The Index will generally have significant exposure to the Financials and Industrial sectors. Index Components and the Developed Markets themselves will change over time.
Securities are first screened for inclusion in the “Index Universe.” The Index Universe is exclusively comprised of equity securities, which includes common stock and real estate investment trusts (REITs) from issuers in Developed Markets.
To determine the Index Components, all equity securities in the Index Universe are sorted by Developed Market country. Thereafter, Index Components are individually selected for inclusion based on factors such as free float market capitalization, trading volume thresholds, and market price cap levels. Equity securities passing these thresholds are included as Index Components within each Developed Market.
Thereafter, the Index Components are aggregated together and ranked by total market capitalization. Each Index Component is subsequently assigned a weight based on its free float market capitalization. The weight represents the percentage amount of the Index Component as a percentage of the total Index. Starting with the largest free float market capitalization, the Index is fully comprised once approximately 85% of the accumulated free float market-capitalization of the Index Universe is selected.
The Fund’s exposure to any asset class, country or geographic region will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each country or geographic region at all times. Bloomberg Index Services Limited (the “Index Provider”) will generally deem an issuer to be located in a developed market country based on several factors related to economic development, market size and liquidity, and capital market structure. The Index is calculated as a total return index in U.S. dollars.
The Index is normally reconstituted on a semi-annual basis in March and September and rebalanced on a quarterly basis. New securities from initial public offerings generally must have traded for at least three months before the semi-annual reconstitution date to be considered for inclusion in the Index. Securities subject to US Office of Financial Assets Control, US Department of Defense United States, United Nations, United Kingdom or European Union sanctions may not be eligible for inclusion in the Index. Securities incorporated, listed and/or with a country of risk pointing to a country subject to comprehensive economic sanctions may also not be eligible for inclusion in the Index. Index Components impacted by such sanctions will be dropped from the Index as soon as practically possible.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index. For example, the Fund may utilize a representative sampling strategy when the Sub-Adviser believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in the Index is impracticable or inefficient, when there are practical difficulties or additional costs involved in replicating the Index, or if one or more securities in the Index is illiquid, unavailable or less liquid. In addition, the Fund may use a representative sampling as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not to the Index. The Fund will be reconstituted and rebalanced on the same schedule as the Index.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in developed markets securities.
Strive Total Return Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that under normal conditions, invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds of varying maturities. The Fund’s 80% investment policy is non-fundamental and may be changed upon 60 days’ notice to shareholders.
For purposes of this 80% Policy, the Fund will invest in a wide range of “bonds,” including agency and non-agency residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), collateralized mortgage obligations (“CMOs”), collateralized bond obligations (“CBOs”), asset-backed securities (“ABS”), including securities or securitizations backed by assets such as credit card receivables, student loans, automobile loans, and residential and commercial real estate, and other debt securitizations (collectively, “Structured Products”), mortgage loans, secured and unsecured consumer loans, commercial loans and pools of such loans (collectively, “Loans”), corporate debt, including bank-issued subordinated debt (which includes subordinated debt issued by community banks), municipal securities, U.S. Treasury and U.S. government agency securities, and derivative instruments that invest substantially all of their assets in, are linked to, or otherwise provide investment exposure to, bonds.
The Fund will concentrate its investments in agency and non-agency RMBS and CMBS and mortgage loans (“Mortgage Related Instruments”). This means that, under normal circumstances, the Fund will invest more than 25% of its assets in Mortgage Related Instruments (measured at the time of purchase). The Fund will not concentrate its investments in any other group of industries. The Fund’s policy to concentrate its investments in Mortgage Related Instruments is fundamental and may not be changed without shareholder approval.
The Fund may invest, without limitation, in bonds of any quality and maturity. The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries, without limitation. The Fund’s investments in foreign debt securities will typically be denominated in U.S. dollars.
The Fund’s average portfolio duration is expected to vary from two to nine years. Duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates. Duration incorporates a security’s yield, coupon, final maturity, call and put features, and prepayment exposure into one measure with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of one year, and interest rates increase (or, conversely, decrease) by 2%, the portfolio would decline (or increase, respectively) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore, the Fund’s exposure to changes in interest rates.
The Fund may invest up to 30% of its assets in high yield securities (“junk bonds”). High yield securities will be rated BB+ or lower by Standard & Poor’s (“S&P”) or will be of an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, Angel Oak Capital Advisors, LLC (“Angel Oak”), a sub-adviser to the Fund, may determine whether it is of comparable quality and therefore eligible for the Fund’s investment.
The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
The Fund may invest up to 20% of its net assets in Bitcoin structured products, as defined by Strive Asset Management, LLC (“Strive”). These Bitcoin structured products include, but are not limited to, convertible bonds and preferred stocks issued by companies that own bitcoin or bitcoin-linked financial instruments in their corporate treasury (“Bitcoin Corporate Treasury Companies”).
The Fund may invest in other investment companies, including closed-end investment companies and open-end investment companies, which may operate as traditional mutual funds, ETFs or business development companies (“BDCs”).
In pursuing its investment objective or for hedging purposes, the Fund may utilize borrowing and may also invest, without limitation, in derivatives instruments such as options, futures contracts, or swap agreements or in mortgage-backed securities (TBAs). These derivatives may be traded over the counter or on an exchange and may be used for speculative purposes, currency hedging, duration management or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in repurchase agreements and borrow through reverse repurchase agreements.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Empowered Funds, LLC, dba EA Advisers (the “Adviser”), serves as the investment adviser to the Fund. The Adviser oversees the day-to-day affairs of the Fund and supervises the Fund’s sub-advisers.
As a sub-adviser to the Fund, Strive is responsible for determining the Fund’s sector allocations and target duration. The Fund’s allocation of its assets into various asset classes within its investment strategy will depend on the views of Strive as to the best value relative to what is currently presented in the marketplace. Strive’s portfolio management determinations will be based on market conditions, fundamentals, technicals, interest rate and total return scenario analysis, monetary and fiscal conditions, FOMC outlook, macroeconomics, market liquidity, and geopolitical risks – with a goal of maximizing risk-adjusted returns without regard to any non-pecuniary factors.
Angel Oak is also a sub-adviser to the Fund. Angel Oak is responsible for implementing the majority of Strive’s sector allocations and duration target by selecting investments and executing Fund transactions in accordance with such sector allocations and duration target, subject to the investment objective, policies and limitations of the Fund. Angel Oak and Strive are referred to herein as the “Sub-Advisers.”
Angel Oak’s investment decisions are made based on fundamental research and analysis to identify issuers with the ability to improve their credit profile over time with attractive valuations, resulting in both income and potential capital appreciation. In selecting investments, including Structured Products, Angel Oak may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. Angel Oak also analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. Angel Oak attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. Angel Oak seeks to limit risk of principal by targeting assets that it considers undervalued.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal conditions, invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds of varying maturities.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in agency and non-agency RMBS and CMBS and mortgage loans (“Mortgage Related Instruments”). This means that, under normal circumstances, the Fund will invest more than 25% of its assets in Mortgage Related Instruments (measured at the time of purchase).
Strive Enhanced Income Short Maturity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund is an actively-managed exchange-traded fund (“ETF”) that, using an enhanced cash strategy, seeks to achieve its investment objective, under normal circumstances, by investing at least 80% of its net assets (plus borrowings for investment purposes) in U.S.-dollar denominated investment-grade fixed- and floating-rate bonds, and debt securities. Under normal circumstances, the Fund will seek to maintain a dollar-weighted average maturity of less than two years and a dollar-weighted average duration of less than one year.
The Fund may invest in securities of any duration or maturity. Maturity refers to the length of time until a debt security’s principal is repaid with interest. Duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates. Duration incorporates a security’s yield, coupon, final maturity, call and put features, and prepayment exposure into one measure with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of one year, and interest rates increase (or, conversely, decrease) by 2%, the portfolio would decline (or increase, respectively) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore, the Fund’s exposure to changes in interest rates.
The Fund invests primarily in agency and non-agency residential mortgage-backed securities (“RMBS”), asset-backed securities (“ABS”), including securities or securitizations backed by assets such as credit card receivables, student loans, automobile loans, and residential and commercial real estate, collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), collateralized mortgage obligations (“CMOs”), and other debt securitizations (collectively, “Structured Products”), corporate debt and other debt securities, and U.S. Treasury and U.S. government agency securities. The Fund may invest up to 25% of its net assets in CLOs.
The Fund may invest in other investment companies, including closed-end investment companies and open-end investment companies, which may operate as traditional mutual funds, ETFs or business development companies (“BDCs”).
The Fund will concentrate its investments in agency and non-agency RMBS and CMBS and mortgage loans (“Mortgage Related Instruments”). This means that, under normal circumstances, the Fund will invest more than 25% of its assets in Mortgage Related Instruments (measured at the time of purchase). The Fund will not concentrate its investments in any other group of industries. The Fund’s policy to concentrate its investments in Mortgage Related Instruments is fundamental and may not be changed without shareholder approval.
In pursuing its investment objective or for hedging purposes, the Fund may utilize borrowing and may also invest, without limitation, in derivatives instruments, including structured products, such as options, futures contracts, or swap agreements or in mortgage-backed securities (TBAs). These derivatives may be traded over-the-counter or on an exchange and may be used for speculative purposes, currency hedging, duration management or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in reverse repurchase agreements.
The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries. The Fund’s investments in foreign debt securities will typically be denominated in U.S. dollars.
The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
The Fund may invest in high-yield securities and securities that are not rated by any rating agencies. These “high-yield” securities (also known as “junk bonds”) will generally be rated BB+ or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, Angel Oak Capital Advisors, LLC (“Angel Oak”), a sub-adviser to the Fund, may determine whether it is of comparable quality and therefore eligible for the Fund’s investment. Although the Fund will not acquire investments of issuers that are in default at the time of investment, the Fund may hold such securities if an investment subsequently defaults.
The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Empowered Funds, LLC, dba EA Advisers (the “Adviser”), serves as the investment adviser to the Fund. The Adviser oversees the day-to-day affairs of the Fund and supervises the Fund’s sub-advisers.
Strive Asset Management, LLC (“Strive”), serves as a sub-adviser to the Fund. As a sub-adviser, Strive is responsible for determining the Fund’s sector allocations and duration target. Strive’s sector allocations and duration target will depend on its views of Strive’s portfolio managers. Strive’s sector allocations will be based on market conditions, fundamentals, technicals, interest rates and total return scenario analysis, monetary and fiscal conditions, FOMC outlook, macroeconomics, market liquidity, and geopolitical risks – with a goal of maximizing risk-adjusted returns without regard to any non-pecuniary factors.
Angel Oak is also a sub-adviser to the Fund. Angel Oak is responsible for implementing Strive’ sector allocations and duration target by selecting investments and executing Fund transactions in accordance with such sector allocations and duration targets, subject to the investment objective, policies and limitations of the Fund. Angel Oak and Strive are collectively referred to herein as the “Sub-Advisers.”
In pursuing its investment objective or for hedging purposes, the Fund may utilize borrowing, and various types of derivative instruments, including structured products, swaps, futures contracts, and options, although the Adviser expects that not all such derivatives will be used at all times. Such derivatives may trade over the counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in reverse repurchase agreements.
Individual security selection decisions are made by Angel Oak and based on fundamental research and analysis to identify issuers with the ability to improve their credit profile over time with attractive valuations, resulting in both income and potential capital appreciation. In selecting investments, including Structured Products, the Sub-Advisers may consider maturity, yield, and ratings information and opportunities for price appreciation among other criteria. Angel Oak also analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. Angel Oak attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. Angel Oak will also seek to invest in securities that have relatively low volatility. Angel Oak seeks to limit risk of principal by targeting assets that it considers undervalued. From time to time, the Fund may allocate its assets so as to focus on particular types of securities.
The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.
The Fund may engage in active and frequent trading of its portfolio securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively-managed exchange-traded fund (“ETF”) that, using an enhanced cash strategy, seeks to achieve its investment objective, under normal circumstances, by investing at least 80% of its net assets (plus borrowings for investment purposes) in U.S.-dollar denominated investment-grade fixed- and floating-rate bonds, and debt securities.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in agency and non-agency RMBS and CMBS and mortgage loans (“Mortgage Related Instruments”). This means that, under normal circumstances, the Fund will invest more than 25% of its assets in Mortgage Related Instruments (measured at the time of purchase).